U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.   Name and address of issuer:

     Janus Aspen Series
     100 Fillmore Street
     Denver, CO 80206-4928

2.   Name of each series or class of funds for which this notice is filed:

     Growth Portfolio
     Aggressive Growth Portfolio
     Worldwide Growth Portfolio
     Balanced Portfolio
     Flexible Income Portfolio
     Short-Term Bond Portfolio
     International Growth Portfolio
     Money Market Portfolio
     High-Yield Portfolio

3.   Investment Company Act File Number:  811-7736

     Securities Act File Number:  33-63212

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9.   Number and aggregate sale price of securities sold during the fiscal year:

     4,120,229.683  shares for $ 68,022,789.01
     -------------              --------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     4,120,229.683 shares for $ 68,022,789.01
     -------------             --------------

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

     51,723.984 shares for $ 810,530.27
     ----------             -----------

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the
           fiscal year in reliance on rule 24f-2 (from Item 10): $ 68,022,789.01
                                                                  --------------

     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       +    810,530.27
                                                                   -------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               -  2,928,158.29
                                                                   -------------

     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing fees
           pursuant to rule 24e-2 (if applicable):               +       0

     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus line
           (iv)] (if applicable):                                  65,905,160.99
                                                                  --------------

     (vi)  Multiplier prescribed by Section 6(b) of the Securities
           Act of 1933 or other applicable law or regulation (see
           instruction C.6):                                       x   1/3300

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $   19,971.26
                                                                   =============

INSTRUCTION:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                      [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 21, 1997

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/Deborah E. Bielicke

                                   Name:  Deborah E. Bielicke
                                   Title: Assistant Vice President

     Date:  February 21, 1997